Summary of Significant Accounting and Reporting Policies - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions		12 Months Ended
	Jul. 01, 2014	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Significant Accounting Policies [Line Items]
Income before income taxes and equity in net income (losses) of affiliates		¥ 643,883	¥ 833,049	¥ 833,342
Net income attributable to NTT DOCOMO, INC.		¥ 410,093	¥ 464,729	¥ 491,026
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.		¥ 101.55	¥ 112.07	¥ 118.41
Losses due to write down of handsets		¥ 13,716	¥ 4,415	¥ 12,662
Depreciation and amortization expenses of property, plant and equipment		¥ 481,971	480,836	477,311
Equity method investment description		For some investees accounted for under the equity method, DOCOMO records its share of income or losses of such investees with up to a 3 month lag in its consolidated statements of income.
Goodwill		¥ 266,311	262,462	217,640
Internal use software description		DOCOMO capitalizes the cost of internal-use software which has a useful life in excess of 1 year. Subsequent costs for additions, modifications or upgrades to internal-use software are capitalized only to the extent that the software is able to perform a task it previously did not perform.
Maximum useful life of internal-use capitalized software		7 years
Acquired finite lived intangible assets, weighted-average amortization period		20 years
Revenue recognition description		DOCOMO enables subscribers to select installment payments for the purchase of the handset over a period of 12 or 24 months. When installment payments are selected, under agreements entered into among DOCOMO, subscribers and agent resellers, DOCOMO provides financing by providing funds for the purchase of the handset by the subscribers.
Telecommunications Business
Significant Accounting Policies [Line Items]
Goodwill		¥ 143,918	141,825	132,116
Software for telecommunications network
Significant Accounting Policies [Line Items]
Acquired finite lived intangible assets, weighted-average amortization period		6 years 8 months 12 days
Valuation Allowance for Receivables Held for Sale
Significant Accounting Policies [Line Items]
Cost exceeds fair value of receivables held for sale		¥ 7,635	7,064	9,079
Change in Accounting Method Accounted for as Change in Estimate
Significant Accounting Policies [Line Items]
Income before income taxes and equity in net income (losses) of affiliates		51,307
Net income attributable to NTT DOCOMO, INC.		¥ 32,939
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.		¥ 8.16
Change in Accounting Method Accounted for as Change in Estimate | Software for telecommunications network | Minimum
Significant Accounting Policies [Line Items]
Estimated useful life of software	5 years
Change in Accounting Method Accounted for as Change in Estimate | Software for telecommunications network | Maximum
Significant Accounting Policies [Line Items]
Estimated useful life of software	7 years
JAPAN | Telecommunications Business
Significant Accounting Policies [Line Items]
Goodwill		¥ 127,272	127,272	127,272
JAPAN | Mobile Business Segment
Significant Accounting Policies [Line Items]
Goodwill			133,505	133,505
Selling, General and Administrative Expenses
Significant Accounting Policies [Line Items]
Aggregated amount of losses on sales of receivables and adjustments to record receivables held for sale		67,327	64,789	¥ 65,280
Receivables Held For Sale | Valuation Allowance for Receivables Held for Sale
Significant Accounting Policies [Line Items]
Cost exceeds fair value of receivables held for sale		¥ 7,635	¥ 7,064